SCHEDULE OF REVENUE DISAGGREGATED BY TIMING OF REVENUE RECOGNITION (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenue	$ 58,496	$ 72,782
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenue	47,953	63,481
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenue	10,543	9,301
Sale of Heavy Equipment and Parts [Member]
Segment Reporting Information [Line Items]
Total revenue	45,763	56,449
Sale of Heavy Equipment and Parts [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenue	45,763	56,449
Sale of Heavy Equipment and Parts [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenue
Engineering Consultancy Service Income [Member]
Segment Reporting Information [Line Items]
Total revenue	2,190	7,032
Engineering Consultancy Service Income [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenue	2,190	7,032
Engineering Consultancy Service Income [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenue
Rental Income [Member]
Segment Reporting Information [Line Items]
Total revenue	10,543	9,301
Rental Income [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenue
Rental Income [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 10,543	$ 9,301